Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Net sales	$ 10,981	$ 30,058	$ 23,198
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Net sales	1,839	9,985	6,777
North America
Disaggregation of Revenue [Line Items]
Net sales	7,500	16,531	13,609
Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	1,642	3,466	2,745
Latin America
Disaggregation of Revenue [Line Items]
Net sales		76	67
Semiconductors Segment
Disaggregation of Revenue [Line Items]
Net sales	10,981	30,058	23,198
Semiconductors Segment | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Net sales	1,839	9,985	6,777
Semiconductors Segment | North America
Disaggregation of Revenue [Line Items]
Net sales	7,500	16,531	13,609
Semiconductors Segment | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	$ 1,642	3,466	2,745
Semiconductors Segment | Latin America
Disaggregation of Revenue [Line Items]
Net sales		$ 76	$ 67